EMPLOYEE RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
EMPLOYEE RETIREMENT PLANS [Abstract]
EMPLOYEE RETIREMENT PLANS
NOTE N—EMPLOYEE RETIREMENT PLANS

The Corporation has a contributory employee retirement plan (the "Plan") which covers substantially all full-time employees, over age 21, of Capitol and certain subsidiaries.  The Plan provides for employer contributions in amounts determined annually by Capitol's board of directors.  Eligible employees make voluntary contributions to the Plan.  Employer contributions to the Plan, a partial match based on employee contributions (1%, subject to certain limitations in 2012 and 2011; none in 2010), charged to expense for the year ended December 31, 2012 and 2011 approximated $294,000 and $292,000, respectively (none in 2010).

Prior to 2011, Capitol also had a defined contribution employee stock ownership plan ("ESOP") which covered substantially all employees of Capitol and certain subsidiaries.  Effective January 1, 2011, the ESOP was merged with and into Capitol's 401(k) plan, to form the Plan discussed above, to reduce future administrative and compliance costs.  There were no ESOP contributions charged to expense in 2010.